Consolidated Balance Sheets (Parentheticals)	12 Months Ended
Dec. 31, 2025 USD ($) shares
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss	$ 4,145,000
Ordinary shares, authorized | shares	180,000,000
Document Period End Date	Dec. 31, 2025
Cash and cash equivalents	$ 94,527,000
Short-term bank deposits	150,000,000
Accounts receivable, net of allowance for credit losses of $0.9 million and $0.5 million as of December 31, 2022 and December 31, 2021, respectively	160,478,000
Inventories	145,238,000
Prepaid expenses	5,500,000
Other current assets	26,241,000
Assets, Current	581,984,000
Property, plant and equipment, net	192,566,000
Goodwill	101,599,000
Other intangible assets, net	95,842,000
Operating lease right-of-use assets	25,417,000
Long-term investments	63,104,000
Other non-current assets	13,252,000
Assets, Noncurrent	491,780,000
Assets	1,073,764,000
Accounts payable	43,021,000
Accrued expenses and other current liabilities	34,284,000
Accrued compensation and related benefits	31,304,000
Deferred revenues - short-term	47,835,000
Operating lease liabilities - short term	6,597,000
Liabilities, Current	163,041,000
Deferred revenues - long-term	19,062,000
Deferred income taxes	312,000
Operating lease liabilities - long term	19,903,000
Contingent consideration	5,353,000
Other non-current liabilities	$ 23,193,000
Shares, Outstanding | shares	86,110,000
Shares, Issued | shares	86,376,000